Net Loss per Share and Net Loss per Unit	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net Loss per Share and Net Loss per Unit

NOTE J — Net Loss per Share and Net Loss per Unit

Successor Period — Basic net loss per share is computed based on the weighted average number of shares of Common Stock outstanding. Diluted net income per share is computed based on the weighted average number of shares of Common Stock outstanding, increased by the number of any additional shares of Common Stock that would have been outstanding had any potentially dilutive shares of Common Stock been issued and reduced by the number of shares of Common Stock the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares.

For the purposes of the diluted earnings per share calculation, Warrants, Earnout Shares, BHES Bonus Shares (Note L), unvested Class A OpCo Units and the potential conversion of OpCo Units are excluded from the net loss per share calculation for the period from June 8, 2023 through June 30, 2023 (Successor) because their inclusion would be anti-dilutive due to the losses reported in the Successor Period. Additionally, Earnout Shares and BHES Bonus Shares are excluded from the net loss calculation because the contingencies that would allow for those Earnout Shares to vest into OpCo Units have not yet been met. Based on the amounts outstanding at June 30, 2023 (Successor), the Company excluded the following financial instruments from the computation of diluted net loss per unit because their inclusion would be anti-dilutive due to the losses reported in the Successor Period:

Anti-Dilutive Instrument	June 30, 2023 (Successor)
Public Warrants	8,624,974
Private Placement Warrants	10,900,000
Earnout Shares	986,775
BHES Bonus Shares	2,068,416
Unvested Class A OpCo Units	1,119,198
Class A OpCo Units	136,392,072
Class B OpCo Units	6,638,125
Total	166,729,560

Only shares of Class A Common Stock participate in the Company’s undistributed earnings. As such, the Company’s undistributed earnings are allocated entirely to the Class A Common Stock based on the weighted-average number of shares of Class A Common Stock outstanding for the period from June 8, 2023 through June 30, 2023 (Successor).

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the period from June 8, 2023 through June 30, 2023 (Successor):

Class A
Numerator
Net loss	$(110,586)
Net loss attributable to shareholders	$(35,017)
Denominator
Weighted-average number shares outstanding, basic and diluted	67,404,794
Net loss per share attributable to shareholders, basic and diluted	$(0.52)

Predecessor Period — Basic net loss per unit is computed based on the weighted average number of membership interests outstanding. Diluted net loss per unit is computed based on the weighted average number of membership interests outstanding, increased by the number of any additional units that would have been outstanding had any potentially dilutive membership interests been issued and decreased by the number of membership interests the Company could have repurchased from the proceeds from issuance of the potentially dilutive membership interests.

As of June 30, 2022 (Predecessor), the Company’s potentially dilutive securities were Profits Interests, member loan share options and share options. Based on the amounts outstanding at June 30, 2022 (Predecessor), the Company excluded the following potential membership interests from the computation of diluted net loss per unit because their inclusion would be anti-dilutive due to the losses reported in the Predecessor Period:

Anti-Dilutive Instrument	June 30, 2022 (Predecessor)
Profits Interests	450,013
Member Loan Share Options	34,588
Occidental Petroleum Share Options	711,111
Total	1,195,712

The following table sets forth the computation of the Company’s basic and diluted net loss per unit for the three month and six month periods ended June 30, 2022 (Predecessor) and for the period from January 1, 2023 through June 7, 2023 (Predecessor), respectively:

	Period from April 1 – June 7, 2023 (Predecessor)	Period from January 1 – June 7, 2023 (Predecessor)	Three Months Ended June 30, 2022 (Predecessor)	Six Months Ended June 30, 2022 (Predecessor)
Numerator:
Net loss	$(17,109)	$(34,176)	$(13,767)	$(25,114)
Net loss attributable to membership interest holders	(17,109)	(34,176)	(13,767)	(25,114)
Denominator:
Weighted-average number membership interests outstanding, basic and diluted	3,791,634	3,766,871	3,715,971	3,685,699
Net loss per unit attributable to membership interest holders, basic and diluted	$(4.51)	$(9.07)	$(3.70)	$(6.81)